Consolidation of Subsidiary - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Nov. 20, 2015
OmniVision Technologies Inc [member] | VisEra Holding Company [member]
Disclosure of subsidiaries [line items]
Ownership in subsidiary			49.10%
OmniVision Technologies Inc [member] | OVT Taiwan [member]
Disclosure of subsidiaries [line items]
Ownership in subsidiary			100.00%
VisEra Holding Company [member]
Disclosure of subsidiaries [line items]
Ownership in subsidiary		49.10%
Net revenue of combined entity	$ 846,401.8
Net income of combined entity	$ 302,964.4